Document and Entity information	Aug. 08, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 08, 2022
Entity File Number	001-40237
Entity Registrant Name	Gain Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1726310
Entity Address, Address Line One	4800 Montgomery Lane
Entity Address, Adress Line Two	Suite 220
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	500-1556
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	GANX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819411
Amendment Flag	false